Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Contractholder funds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contractholder funds activity
Balance, beginning of year	$ 2,547,968	$ 2,681,300	$ 2,874,884
Deposits	104,355	104,850	107,606
Interest credited	83,769	86,338	91,430
Benefits	(102,483)	(104,681)	(114,006)
Surrenders and partial withdrawals	(100,697)	(152,898)	(190,873)
Contract charges	(76,801)	(75,879)	(75,483)
Net transfers (to) from separate accounts	(84)	88	256
Other adjustments	8,743	8,850	(12,514)
Balance, end of year	$ 2,464,770	$ 2,547,968	$ 2,681,300